Acquisitions and divestitures - Divestitures (Details) - EUR (€) € in Thousands		1 Months Ended
	Jan. 28, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Derecognition of equity method investment	€ 70
Myhotelshop
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage by noncontrolling owners		49.00%
Myhotelshop | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds		€ 70
Derecognition of equity method investment	€ 70